Vessels, Port Terminal and Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2016
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET [Abstract]
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET
NOTE 6: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$1,717,599	$(308,461)	$1,409,138
Additions	123,541	(68,333)	55,208
Balance December 31, 2014	1,841,140	(376,794)	1,464,346
Additions	—	(70,894)	(70,894)
Balance December 31, 2015	1,841,140	(447,688)	1,393,452
Additions	60,115	(73,847)	(13,732)
Transfers	29,695	—	29,695
Balance December 31, 2016	$1,930,950	$(521,535)	$1,409,415

Port Terminals (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$103,030	$(17,082)	$85,948
Additions	3,369	(3,385)	(16)
Balance December 31, 2014	106,399	(20,467)	85,932
Additions	2,287	(3,431)	(1,144)
Balance December 31, 2015	108,686	(23,898)	84,788
Additions	2,051	(3,493)	(1,442)
Transfers	(1,513)	—	(1,513)
Balance December 31, 2016	$109,224	$(27,391)	$81,833

Tanker vessels, barges and push boats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$368,626	$(93,782)	$274,844
Additions	96,387	(17,355)	79,032
Write-off	(47)	—	(47)
Balance December 31, 2014	464,966	(111,137)	353,829
Additions	6,188	(20,007)	(13,819)
Restructure of capital lease	(210)	—	(210)
Balance December 31, 2015	470,944	(131,144)	339,800
Additions	738	(18,894)	(18,156)
Transfers	3,696	—	3,696
Balance December 31, 2016	$475,378	$(150,038)	$325,340

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$12,700	$(5,173)	$7,527
Additions	887	(1,378)	(491)
Write-off	(161)	161	—
Balance December 31, 2014	13,426	(6,390)	7,036
Additions	443	(1,558)	(1,115)
Balance December 31, 2015	13,869	(7,948)	5,921
Additions	2,250	(1,475)	775
Transfers	(2,183)	—	(2,183)
Balance December 31, 2016	$13,936	$(9,423)	$4,513

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$2,201,955	$(424,498)	$1,777,457
Additions	224,184	(90,451)	133,733
Write-off	(208)	161	(47)
Balance December 31, 2014	2,425,931	(514,788)	1,911,143
Additions	8,918	(95,890)	(86,972)
Restructure of capital lease	(210)	—	(210)
Balance December 31, 2015	2,434,639	(610,678)	1,823,961
Additions	65,154	(97,709)	(32,555)
Transfers	29,695	—	29,695
Balance December 31, 2016	$2,529,488	$(708,387)	$1,821,101

Deposits for Vessels and Port Terminals Acquisitions
On January 26, 2014, Navios Holdings entered into agreements to purchase two bulk carrier vessels, one 84,872 deadweight tons (“dwt”) Panamax vessel, Navios Sphera, and one 181,259 dwt Capesize vessel, Navios Mars, to be built in Japan. The vessels' acquisition prices were $31,800 and $52,000, respectively, and were delivered in January 2016. As of December 31, 2015, Navios Holdings had paid deposits for both vessels totaling $29,695, which as of March 31, 2016, had been transferred to vessels' cost.
On February 11, 2014, Navios Logistics entered into an agreement, as amended on June 3, 2016, for the construction of three new pushboats with a purchase price of $7,344 for each pushboat. As of December 31, 2016 and December 31, 2015, Navios Logistics had paid $16,156 and $14,770, respectively, for the construction of the new pushboats which are expected to be delivered in the third quarter of 2017.
As of December 31, 2016 and December 31, 2015, Navios Logistics had paid $120,735 and $29,484, respectively, for the expansion of its dry port in Uruguay, which is currently an asset under construction. Capitalized interest included in deposits for vessels, port terminals and other fixed assets amounted to $8,796 and $2,954, as of December 31, 2016 and December 31, 2015, respectively.

Vessel Acquisitions
On January 12, 2016, Navios Holdings took delivery of the Navios Sphera, a 2016-Japanese built 84,872 dwt Panamax vessel, and Navios Mars, a 2016-Japanese built 181,259 dwt Capesize vessel, for an acquisition cost of $34,352 and $55,458, respectively, of which $49,910 was paid from available cash and $39,900 was financed through a loan. As of March 31, 2016, deposits of $29,695, relating to the acquisition of Navios Sphera and Navios Mars, had been transferred to vessels' cost.
On January 27, 2014, Navios Asia took delivery of the N Bonanza, a 2006-built 76,596 dwt Panamax vessel for a purchase price of $17,634, of which $2,900 was paid from the Company's cash, $3,484 from the noncontrolling shareholders' cash and $11,250 was financed through a loan.

On June 4, 2014, Navios Holdings took delivery of the Navios Gem, a 2014-built 181,336 dwt Capesize vessel for a purchase price of $54,368, of which $24,368 was paid in cash and $30,000 was financed through a loan.

On November 24, 2014, Navios Holdings took delivery of the Navios Ray, a 2012-built 179,515 dwt Capesize vessel for a purchase price of $51,539, of which $20,539 was paid in cash and $31,000 was financed through a loan.

Navios Logistics
On June 30, 2015, Navios Logistics entered into an agreement for the restructuring of its capital leases for the Ferni H and the San San H, by extending their duration until January 2020 and April 2020, respectively, and amending the purchase price obligation to $5,325 and $5,150, respectively, payable at the end of the extended period. As of December 31, 2016, the obligations for these vessels were accounted for as capital leases and the lease payments during the years ended December 31, 2016 and 2015 for both vessels were $3,032 and $1,501, respectively.